Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $6,479,200.00.
Narrative - Max Aggregate Offering Price	$ 6,479,200.00
Final Prospectus	true